4. Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Three Directors [Member]
Consulting fees	$ 595,000	$ 515,555
Cannabics [Member]
Due to related party	$ 223,645	$ 223,645